Convertible Loans Due from a Related Party (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended									12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017	Dec. 31, 2016 USD ($) loan $ / shares	Dec. 31, 2016 CNY (¥) loan	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) $ / shares
Convertible loans due from a related party
Gain on disposal of convertible loans due from a related party										$ 1,537	¥ 10,565
Convertible loans due from a related party | ¥												¥ 102,631
Particle
Convertible loans due from a related party
Number of loans | loan				2	2
Particle | Loan Granted to Related Party in January 2016
Convertible loans due from a related party
Maturity of short-term unsecured loans									12 months
Principal amount of short-term unsecured loans | $									$ 10,000
Interest rate of short-term unsecured loans									4.35%
Particle | Loan Granted to Related Party in April 2016
Convertible loans due from a related party
Maturity of short-term unsecured loans								12 months
Principal amount of short-term unsecured loans | $								$ 10,000
Interest rate of short-term unsecured loans								4.35%
Particle | Loan Granted to Related Party in August 2016
Convertible loans due from a related party
Maturity of short-term unsecured loans			18 months	12 months	12 months	6 months	6 months
Principal amount of short-term unsecured loans						$ 14,800	¥ 98,100
Interest rate of short-term unsecured loans						4.35%	4.35%
Convertible loans due from a related party | ¥											¥ 0	¥ 102,600
Particle | Series D1 convertible redeemable preferred shares | Loans Granted to Related Party in January and April 2016
Convertible loans due from a related party
Aggregate amount of converting convertible loans due from related party				$ 20,700	¥ 143,800
Conversion price per share | $ / shares				$ 0.876847
Particle | Series D1 convertible redeemable preferred shares | Loan Granted to Related Party in August 2016
Convertible loans due from a related party
Conversion price per share | $ / shares												¥ 1.071803
Long De | Loan Granted to Related Party in August 2016
Convertible loans due from a related party
Loan assignment on consideration	$ 17,000	¥ 116,400
Gain on disposal of convertible loans due from a related party	$ 1,500	¥ 10,600